SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Details 2)	6 Months Ended
Jun. 30, 2020 USD ($)
Notes to Financial Statements
Fair value at beginning
Change in fair value of embedded conversion features of debenture included in earnings
Embedded conversion option liability recorded in connection with the issuance of debenture	148,628
Fair value at end	$ 148,628